LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT (Details) $ in Thousands			6 Months Ended	12 Months Ended
		Dec. 01, 2017 USD ($)	Jun. 30, 2024 USD ($) Vessel Lender	Dec. 31, 2023 USD ($)	Dec. 31, 2022 Vessel	Dec. 31, 2020 USD ($) Building	Dec. 31, 2018 Vessel	Dec. 16, 2020 USD ($)	Feb. 12, 2019 USD ($)
Line of Credit Facility [Abstract]
Number of lenders | Lender			2
Current portion of long-term debt			$ 98,731	$ 31,898
Contractual Obligation [Abstract]
2024	[1]		15,734
2025			94,361
2026			21,474
2027			21,934
2028			59,690
Thereafter			75,312
Total			$ 288,505
2019 Senior Secured Credit Facility [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity									$ 306,100
Number of vessels used as collateral | Vessel			14
Debt instrument term			5 years
Drawn amount			$ 78,600	84,600
Current portion of long-term debt			78,300	11,700
Deferred financing costs			300	400
Repayment of debt			$ 6,000
Maturity date			Feb. 28, 2025
Number of vessels used as loan collateral | Vessel			14
Contractual Obligation [Abstract]
2024	[1]		$ 5,290
2025			73,311
2026			0
2027			0
2028			0
Thereafter			0
Total			$ 78,601
2019 Senior Secured Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Percentage of loan-to-value ratio			12.00%
$30 Million Accordion Loan [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity								$ 30,000
Financing of 2018-built Vessels [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel							3
Drawn amount			$ 82,700	87,200
Percentage of purchase price expected to pay by lending provider		77.50%
Term of bareboat charter agreement			10 years
Obligation to purchase the vessels		$ 13,600
Second flexibility period to purchase the vessels			84 months
Long term debt current			$ 9,100	8,900
Contractual Obligation [Abstract]
2024	[1]		4,646
2025			9,534
2026			9,974
2027			10,434
2028			48,159
Thereafter			0
Total			82,747
Financing of 2022-built Vessels [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel					2
Drawn amount			$ 76,600	79,400
Percentage of purchase price expected to pay by lending provider					80.00%
Term of bareboat charter agreement			10 years
Obligation to purchase the vessels						$ 16,500
First flexibility period to purchase the vessels			60 months
Second flexibility period to purchase the vessels			84 months
Long term debt current			$ 5,400	5,400
Number of new buildings | Building						2
Contractual Obligation [Abstract]
2024	[1]		2,773
2025			5,500
2026			5,500
2027			5,500
2028			5,515
Thereafter			51,821
Total			76,609
Financing of Nordic Hawk [Member]
Line of Credit Facility [Abstract]
Drawn amount			50,500	$ 53,500
Percentage of purchase price expected to pay by lending provider				75.00%
Term of bareboat charter agreement				8 years
Obligation to purchase the vessels				$ 5,900
First flexibility period to purchase the vessels				60 months
Second flexibility period to purchase the vessels				84 months
Long term debt current			5,900	$ 5,900
Contractual Obligation [Abstract]
2024	[1]		3,025
2025			6,016
2026			6,000
2027			6,000
2028			6,016
Thereafter			23,491
Total			$ 50,548

[1]	Q3 and Q4 2024 repayments